Shareholder Report, Holdings (Details)	May 31, 2025
C000001378 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000001378 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000001378 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000001378 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000001378 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000001378 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000001378 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000001378 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000001378 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000001378 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000001378 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000001378 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000001376 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000001376 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000001376 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000001376 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000001376 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000001376 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000001376 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000001376 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000001376 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000001376 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000001376 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000001376 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000073387 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000073387 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000073387 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000073387 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000073387 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000073387 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000073387 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000073387 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000073387 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000073387 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000073387 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000073387 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000130450 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000130450 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000130450 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000130450 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000130450 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000130450 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000130450 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000130450 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000130450 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000130450 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000130450 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000130450 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000000023 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000000023 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000000023 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000000023 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000000023 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000000023 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000000023 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000000023 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000000023 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000023 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000023 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000000023 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%